Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.15%
FAR EAST — 65.69%
India — 21.23%
Adani Energy Solutions Ltd. *	1,097,616	$13,207,357
Adani Ports & Special Economic Zone Ltd.	1,712,485	29,571,202
Ambuja Cements Ltd.	2,503,238	18,877,511
Axis Bank Ltd.	1,349,188	19,835,699
Bajaj Auto Ltd.	195,757	28,819,663
Bharti Airtel Ltd.	1,474,368	30,057,143
Cipla Ltd.	450,277	8,896,413
Colgate-Palmolive India Ltd.	349,779	15,873,328
DLF Ltd.	2,140,807	22,842,944
GMR Airports Infrastructure Ltd. *	14,370,619	16,132,238
Godrej Consumer Products Ltd.	891,140	14,792,672
Hindustan Aeronautics Ltd.	174,591	9,212,777
ICICI Bank Ltd. - SP ADR [1]	2,841,732	84,825,700
ICICI Lombard General Insurance Co. Ltd. [2]	1,111,962	28,894,220
InterGlobe Aviation Ltd. 2,*	343,201	19,576,453
JSW Energy Ltd.	3,422,632	29,913,035
KEI Industries Ltd.	294,870	15,100,133
Mahindra & Mahindra Ltd.	533,733	19,699,270
Max Healthcare Institute Ltd.	1,238,663	14,549,287
NTPC Ltd.	3,942,777	20,803,751
Power Finance Corp. Ltd.	2,911,431	16,972,790
Prestige Estates Projects Ltd.	1,135,223	24,960,373
Reliance Industries Ltd.	1,255,256	44,163,629
Sun Pharmaceutical Industries Ltd.	726,768	16,708,714
Supreme Industries Ltd.	169,684	10,776,666
Suzlon Energy Ltd. *	23,952,089	22,855,651
Tata Consultancy Services Ltd.	428,914	21,839,654
The Indian Hotels Co. Ltd.	1,720,539	14,060,918
UltraTech Cement Ltd.	119,763	16,863,094
United Spirits Ltd.	1,359,737	25,787,857
Zomato Ltd. *	5,449,261	17,736,647
		694,206,789
China — 16.90%
Alibaba Group Holding Ltd.	1,504,000	19,986,332
BeiGene Ltd. *	566,100	9,949,351
China Merchants Bank Co. Ltd. - H	4,056,000	19,654,841
Fuyao Glass Industry Group Co. Ltd. - A	1,575,000	13,045,163
GDS Holdings Ltd. - ADR 1,*	249,308	5,085,883
Hansoh Pharmaceutical Group Co. Ltd. [2]	6,302,000	16,823,717
Industrial & Commercial Bank of China Ltd. - H	55,776,000	32,866,997
KE Holdings, Inc. - ADR [1]	1,088,133	21,664,728
Luxshare Precision Industry Co. Ltd. - A	6,681,594	41,022,042
Meituan - B 2,*	1,979,600	42,037,577
	Shares, Principal Amount, or Number of Contracts	Value
NARI Technology Co. Ltd. - A	4,022,604	$15,686,966
PetroChina Co. Ltd. - H	28,512,000	22,999,840
Tencent Holdings Ltd.	4,530,345	251,909,341
Trip.com Group Ltd. - ADR 1,*	670,139	39,826,361
		552,559,139
Taiwan — 11.49%
ASPEED Technology, Inc.	199,000	26,909,490
Chunghwa Telecom Co. Ltd.	3,495,000	13,833,980
Delta Electronics, Inc.	2,009,000	23,969,518
Gudeng Precision Industrial Co. Ltd.	599,000	10,671,994
Hon Hai Precision Industry Co. Ltd.	3,318,000	19,535,926
Taiwan Semiconductor Manufacturing Co. Ltd.	1,094,000	32,988,644
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,356,372	235,561,125
Yageo Corp.	620,350	12,211,579
		375,682,256
South Korea — 8.86%
Hanwha Aerospace Co. Ltd.	52,480	11,958,160
Hanwha Industrial Solutions Co. Ltd. *	58,130	1,480,254
HD Hyundai Electric Co. Ltd.	51,121	12,862,020
KB Financial Group, Inc.	211,134	13,027,455
Kia Corp.	414,062	31,529,073
Macquarie Korea Infrastructure Fund	1,768,444	15,884,648
Samsung Electronics Co. Ltd.	2,612,131	122,087,907
Samsung Heavy Industries Co. Ltd. *	1,817,012	13,938,741
Samsung Life Insurance Co. Ltd.	378,413	27,026,354
SK Hynix, Inc.	297,693	39,842,273
		289,636,885
Indonesia — 2.24%
Bank Central Asia Tbk PT	42,421,575	28,930,169
Bank Mandiri Persero Tbk PT	96,340,600	44,316,225
		73,246,394
Hong Kong — 1.66%
Hong Kong Exchanges & Clearing Ltd.	1,326,200	54,175,753
Singapore — 1.22%
Sea Ltd. - ADR 1,*	261,137	24,619,996
Yangzijiang Shipbuilding Holdings Ltd.	7,950,700	15,174,687
		39,794,683
Philippines — 1.12%
BDO Unibank, Inc.	6,283,920	17,793,992
International Container Terminal Services, Inc.	2,614,817	18,949,273
		36,743,265
Thailand — 0.56%
Fabrinet 1,*	76,996	18,204,934

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Malaysia — 0.41%
YTL Corp. Bhd.	21,928,300	$13,416,090
Total FAR EAST (Cost $1,522,592,262)		2,147,666,188
NORTH AMERICA — 8.52%
United States — 4.77%
Cognizant Technology Solutions Corp. - A	164,179	12,671,335
Globant SA *	114,101	22,607,972
MercadoLibre, Inc. *	28,563	58,610,133
Southern Copper Corp.	370,682	42,876,787
Thermo Fisher Scientific, Inc.	30,952	19,145,979
		155,912,206
Mexico — 3.06%
Arca Continental SAB de CV	2,211,909	20,666,577
BBB Foods, Inc. - A 1,*	453,147	13,594,410
Corp. Inmobiliaria Vesta SAB de CV	5,281,707	14,235,662
Gruma SAB de CV - B	657,865	12,190,382
Grupo Financiero Banorte SAB de CV - O	2,606,908	18,554,195
Vista Energy SAB de CV - ADR 1,*	467,878	20,670,850
		99,912,076
Canada — 0.69%
Alamos Gold, Inc. - A [1]	1,131,398	22,560,076
Total NORTH AMERICA (Cost $219,121,632)		278,384,358
SOUTH AMERICA — 7.70%
Brazil — 6.05%
Banco do Brasil SA	5,730,200	28,694,652
Cia de Saneamento Basico do Estado de Sao Paulo *	1,367,400	22,655,712
Direcional Engenharia SA	2,476,884	13,744,553
Embraer SA - SP ADR 1,*	295,455	10,450,243
Iguatemi SA	3,885,000	15,018,834
NU Holdings Ltd. - A 1,*	1,216,146	16,600,393
Petroleo Brasileiro SA - SP ADR [1]	2,187,464	31,521,356
Raia Drogasil SA	3,493,900	16,437,883
Santos Brasil Participacoes SA	4,531,856	12,320,206
Telefonica Brasil SA *	1,827,200	18,856,616
Telefonica Brasil SA - ADR 1,*	1,120,402	11,506,529
		197,806,977
Peru — 0.99%
Credicorp Ltd. [1]	180,028	32,579,667
Argentina — 0.66%
Grupo Financiero Galicia SA - ADR 1,*	510,687	21,494,816
Total SOUTH AMERICA (Cost $232,642,257)		251,881,460
	Shares, Principal Amount, or Number of Contracts	Value
EUROPE — 5.93%
Turkey — 1.58%
BIM Birlesik Magazalar A/S	1,552,185	$22,524,214
Yapi ve Kredi Bankasi AS	32,181,080	29,035,030
		51,559,244
Greece — 1.41%
National Bank of Greece SA	3,784,114	32,348,780
OPAP SA	776,600	13,797,832
		46,146,612
United Kingdom — 0.86%
Shell PLC	853,783	28,204,211
Hungary — 0.77%
OTP Bank Nyrt.	480,978	25,157,719
Portugal — 0.54%
Galp Energia SGPS SA	936,517	17,529,111
Poland — 0.52%
Powszechny Zaklad Ubezpieczen SA	1,570,062	17,163,913
Austria — 0.25%
Erste Group Bank AG	147,660	8,091,547
Russia — 0.00%
Polyus PJSC 1,*,^	63,751	—
Total EUROPE (Cost $181,335,332)		193,852,357
MIDDLE EAST — 5.33%
United Arab Emirates — 2.37%
Aldar Properties PJSC	10,999,842	22,504,206
Dubai Electricity & Water Authority PJSC	21,657,243	15,035,453
Emaar Properties PJSC	9,302,891	22,071,963
Emirates NBD Bank PJSC	3,226,467	17,831,851
		77,443,473
Saudi Arabia — 2.04%
Al Rajhi Bank	1,440,580	33,570,264
Dr Sulaiman Al Habib Medical Services Group Co.	185,438	14,661,436
The Saudi National Bank	2,014,744	18,490,210
		66,721,910
Israel — 0.92%
Teva Pharmaceutical Industries Ltd. - SP ADR 1,*	1,665,868	30,018,941
Total MIDDLE EAST (Cost $161,449,359)		174,184,324
AFRICA — 1.98%
South Africa — 1.98%
FirstRand Ltd.	7,009,241	33,625,458
Naspers Ltd. - N	128,778	31,230,308
		64,855,766
Total AFRICA (Cost $55,055,679)		64,855,766
Total COMMON STOCKS (Cost $2,372,196,521)		3,110,824,453

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 1.47%
SOUTH AMERICA — 1.47%
Brazil — 1.47%
Itau Unibanco Holding SA - SP ADR, 3.38% [1,3]	7,201,220	$47,888,113
Total SOUTH AMERICA (Cost $46,318,530)		47,888,113
Total PREFERRED STOCKS (Cost $46,318,530)		47,888,113
SHORT TERM INVESTMENTS — 2.66%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.82% [4] (Cost $86,994,218)	86,994,218	86,994,218

TOTAL INVESTMENTS (Cost $2,505,509,269)	99.28%	$3,245,706,784
Other Assets In Excess of Liabilities	0.72%	23,568,444
Net Assets	100.00%	$3,269,275,228

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $107,331,967, which represents 3% of Net Assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of September 30, 2024 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.21%
FAR EAST — 64.29%
India — 31.89%
ACC Ltd.	49,154	$1,473,170
Aditya Birla Real Estate Ltd.	66,892	2,277,884
Azad Engineering Ltd. *	63,131	1,099,042
Bharti Hexacom Ltd.	104,594	1,804,797
BLS International Services Ltd.	317,634	1,390,566
Brigade Enterprises Ltd.	67,744	1,142,914
GMR Airports Infrastructure Ltd. *	1,796,518	2,016,744
Home First Finance Co. India Ltd. [1]	43,097	610,243
Honasa Consumer Ltd. *	145,346	795,283
Inox Wind Ltd. *	295,363	840,529
IRB Infrastructure Developers Ltd.	1,582,119	1,151,353
Jyoti CNC Automation Ltd. *	90,117	1,234,606
Kalyan Jewellers India Ltd.	218,334	1,901,379
Kaynes Technology India Ltd. *	36,521	2,362,499
KEI Industries Ltd.	17,592	900,877
Kfin Technologies Ltd.	153,672	1,871,339
Max Healthcare Institute Ltd.	124,889	1,466,941
NHPC Ltd.	1,011,852	1,144,074
Nuvama Wealth Management Ltd.	24,006	1,937,313
Poonawalla Fincorp Ltd.	233,917	1,101,283
SignatureGlobal India Ltd. *	66,314	1,263,397
Sobha Ltd.	58,508	1,356,150
Swan Energy Ltd.	143,176	989,154
The Indian Hotels Co. Ltd.	83,149	679,526
Titagarh Rail System Ltd.	114,188	1,662,243
Transformers & Rectifiers India Ltd.	120,626	910,393
Triveni Turbine Ltd.	68,089	555,066
United Breweries Ltd.	60,062	1,558,514
UNO Minda Ltd.	88,517	1,162,225
Venus Pipes & Tubes Ltd. [1]	45,060	1,163,841
		39,823,345
South Korea — 8.56%
Hanwha Aerospace Co. Ltd.	4,635	1,056,055
Hanwha Industrial Solutions Co. Ltd. *	5,133	130,725
HD Hyundai Electric Co. Ltd.	19,647	4,943,176
Korea Aerospace Industries Ltd.	30,241	1,205,229
LIG Nex1 Co. Ltd.	12,887	2,085,452
Samsung Heavy Industries Co. Ltd. *	165,040	1,266,062
		10,686,699
China — 8.24%
Akeso, Inc. 1,*	263,000	2,306,328
China National Building Material Co. Ltd. - H	1,762,000	764,835
Henan Pinggao Electric Co. Ltd. - A	455,400	1,353,993
	Shares, Principal Amount, or Number of Contracts	Value
Pacific Basin Shipping Ltd.	5,336,000	$1,681,481
Silergy Corp.	90,000	1,325,431
SITC International Holdings Co. Ltd.	546,000	1,464,561
Xinyi Glass Holdings Ltd.	1,197,000	1,402,721
		10,299,350
Taiwan — 7.92%
ASPEED Technology, Inc.	22,000	2,974,919
Eclat Textile Co. Ltd.	64,000	1,098,254
Gloria Material Technology Corp.	319,000	486,201
Gudeng Precision Industrial Co. Ltd.	74,000	1,318,410
King Slide Works Co. Ltd.	44,000	1,523,491
Kinik Co.	118,000	1,152,651
Makalot Industrial Co. Ltd.	121,380	1,342,858
		9,896,784
Vietnam — 3.83%
FPT Corp.	873,749	4,783,829
Australia — 1.37%
Paladin Energy Ltd. *	214,285	1,710,907
Kazakhstan — 1.29%
Kaspi.KZ JSC [2,3]	15,190	1,609,988
Malaysia — 1.19%
YTL Power International Bhd.	1,662,500	1,483,028
Total FAR EAST (Cost $57,629,063)		80,293,930
SOUTH AMERICA — 11.30%
Brazil — 8.90%
Cia Brasileira de Aluminio *	657,200	657,477
Cury Construtora e Incorporadora SA	558,504	2,305,699
Equatorial Energia SA	185,900	1,111,093
Inter & Co., Inc. - BDR	291,663	1,954,699
Orizon Valorizacao de Residuos SA *	236,000	2,069,013
PRIO SA	142,100	1,132,324
Santos Brasil Participacoes SA	695,900	1,891,859
		11,122,164
Argentina — 2.40%
Grupo Financiero Galicia SA - ADR 2,*	40,618	1,709,612
Pampa Energia SA - SP ADR 2,*	21,427	1,286,477
		2,996,089
Total SOUTH AMERICA (Cost $10,486,764)		14,118,253
NORTH AMERICA — 9.56%
Mexico — 7.30%
Alsea SAB de CV	427,400	1,176,490
BBB Foods, Inc. - A 2,*	66,370	1,991,100
FIBRA Macquarie Mexico [1]	412,015	659,140
GCC SAB de CV	147,900	1,107,560

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Prologis Property Mexico SA de CV	433,667	$1,417,953
Vista Energy SAB de CV - ADR 2,*	62,424	2,757,892
		9,110,135
Canada — 2.26%
Alamos Gold, Inc. - A [2]	48,832	973,710
Filo Corp. *	77,700	1,851,655
		2,825,365
Total NORTH AMERICA (Cost $10,136,706)		11,935,500
MIDDLE EAST — 4.16%
Saudi Arabia — 1.78%
Catrion Catering Holding Co.	28,358	840,176
Saudia Dairy & Foodstuff Co.	13,769	1,383,684
		2,223,860
United Arab Emirates — 1.47%
Abu Dhabi Ports Co. PJSC *	807,845	1,123,886
Emirates Central Cooling Systems Corp.	1,516,302	714,175
		1,838,061
Qatar — 0.91%
Qatar Gas Transport Co. Ltd.	948,814	1,133,432
Total MIDDLE EAST (Cost $4,964,437)		5,195,353
EUROPE — 4.05%
Turkey — 3.16%
MLP Saglik Hizmetleri A/S 1,*	130,662	1,249,404
Pegasus Hava Tasimaciligi A/S *	162,970	1,136,140
Turkiye Sinai Kalkinma Bankasi A/S *	4,579,598	1,566,241
		3,951,785
Norway — 0.89%
Seadrill Ltd. 2,*	27,844	1,106,520
Total EUROPE (Cost $5,524,707)		5,058,305
AFRICA — 3.85%
South Africa — 3.85%
Clicks Group Ltd.	57,221	1,314,717
Growthpoint Properties Ltd.	2,182,553	1,772,318
Truworths International Ltd.	272,083	1,715,201
		4,802,236
Total AFRICA (Cost $3,783,531)		4,802,236
Total COMMON STOCKS (Cost $92,525,208)		121,403,577
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 5.27%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.82% [4] (Cost $6,575,364)	6,575,364	$6,575,364

TOTAL INVESTMENTS (Cost $99,100,572)	102.48%	$127,978,941
Liabilities in Excess of Other Assets	(2.48)%	(3,095,811)
Net Assets	100.00%	$124,883,130

ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $5,988,956, which represents 5% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[4]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Global Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.76%
NORTH AMERICA — 59.63%
United States — 57.97%
Alphabet, Inc. - A	6,232	$1,033,577
Amazon.com, Inc. *	5,309	989,226
Apple, Inc.	13,738	3,200,954
Astera Labs, Inc. *	6,362	333,305
Axon Enterprise, Inc. *	2,655	1,060,938
Bank of America Corp.	16,783	665,949
Broadcom, Inc.	5,974	1,030,515
Builders FirstSource, Inc. *	3,106	602,129
Burlington Stores, Inc. *	873	230,018
CACI International, Inc. - A *	840	423,830
Casey's General Stores, Inc.	1,404	527,497
Chipotle Mexican Grill, Inc. *	11,400	656,868
Cintas Corp.	1,544	317,879
Cloudflare, Inc. - A *	6,839	553,207
Colgate-Palmolive Co.	4,146	430,396
Eli Lilly & Co.	947	838,985
Exxon Mobil Corp.	11,866	1,390,933
First Citizens BancShares, Inc. - A	476	876,292
JPMorgan Chase & Co.	4,697	990,409
KKR & Co., Inc.	9,737	1,271,457
Lockheed Martin Corp.	583	340,798
Marvell Technology, Inc.	4,779	344,662
MercadoLibre, Inc. *	228	467,847
Meta Platforms, Inc. - A	2,732	1,563,906
Microsoft Corp.	4,029	1,733,679
Mondelez International, Inc. - A	6,757	497,788
Motorola Solutions, Inc.	2,129	957,262
NVIDIA Corp.	21,323	2,589,465
Quanta Services, Inc.	2,261	674,117
Roper Technologies, Inc.	996	554,214
ServiceNow, Inc. *	644	575,987
Southern Copper Corp.	7,562	874,697
Spotify Technology SA *	2,612	962,600
Stryker Corp.	1,308	472,528
Synopsys, Inc. *	626	317,000
The Southern Co.	5,143	463,796
The Trade Desk, Inc. - A *	8,490	930,929
Thermo Fisher Scientific, Inc.	808	499,805
Truist Financial Corp.	12,105	517,731
Uber Technologies, Inc. *	13,635	1,024,807
UnitedHealth Group, Inc.	835	488,208
US Foods Holding Corp. *	5,952	366,048
Vertex Pharmaceuticals, Inc. *	934	434,385
Walmart, Inc.	10,026	809,600
		35,886,223
Canada — 1.41%
Agnico Eagle Mines Ltd.	7,700	620,293
Suncor Energy, Inc.	6,800	250,993
		871,286
	Shares, Principal Amount, or Number of Contracts	Value
Mexico — 0.25%
Vista Energy SAB de CV - ADR 1,*	3,508	$154,983
Total NORTH AMERICA (Cost $27,011,657)		36,912,492
EUROPE — 23.63%
United Kingdom — 8.97%
AstraZeneca PLC - SP ADR [1]	7,995	622,890
London Stock Exchange Group PLC	5,770	789,977
RELX PLC	20,150	951,409
Rolls-Royce Holdings PLC *	240,135	1,699,554
Shell PLC	32,623	1,077,681
Unilever PLC	6,331	410,460
		5,551,971
Germany — 4.21%
Deutsche Telekom AG	14,692	431,493
MTU Aero Engines AG	2,018	630,682
Siemens Energy AG *	22,115	816,483
Vonovia SE	19,876	725,605
		2,604,263
Switzerland — 4.03%
Alcon, Inc.	6,617	662,231
Lonza Group AG	923	585,721
Novartis AG	4,465	514,111
On Holding AG - A 1,*	14,624	733,393
		2,495,456
Netherlands — 1.76%
Adyen NV 2,*	423	662,257
ASM International NV	642	423,566
		1,085,823
Spain — 1.38%
Industria de Diseno Textil SA	14,451	855,882
Ireland — 1.30%
Linde PLC [1]	1,687	804,463
France — 0.92%
Danone SA	7,826	570,042
Italy — 0.60%
UniCredit SpA	8,514	373,778
Greece — 0.46%
National Bank of Greece SA	33,485	286,249
Total EUROPE (Cost $11,238,496)		14,627,927
FAR EAST — 11.12%
Japan — 3.35%
Hitachi Ltd.	12,000	318,208
Mitsubishi UFJ Financial Group, Inc.	27,800	285,467
Nippon Sanso Holdings Corp.	11,900	436,766
Pan Pacific International Holdings Corp.	31,300	813,294
Renesas Electronics Corp.	15,400	223,495
		2,077,230

Driehaus Global Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
China — 2.89%
AIA Group Ltd.	38,800	$338,835
Tencent Holdings Ltd.	26,053	1,448,674
		1,787,509
India — 1.46%
ICICI Bank Ltd. - SP ADR [1]	30,212	901,828
South Korea — 0.79%
Samsung Electronics Co. Ltd.	10,409	486,504
Taiwan — 0.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,668	472,455
Philippines — 0.71%
BDO Unibank, Inc.	156,000	441,741
Australia — 0.65%
BHP Group Ltd.	13,049	403,523
Indonesia — 0.51%
Bank Central Asia Tbk PT	462,045	315,100
Total FAR EAST (Cost $5,144,925)		6,885,890
MIDDLE EAST — 1.38%
Israel — 1.38%
CyberArk Software Ltd. 1,*	1,282	373,844
Teva Pharmaceutical Industries Ltd. - SP ADR 1,*	26,636	479,981
		853,825
Total MIDDLE EAST (Cost $841,906)		853,825
Total COMMON STOCKS (Cost $44,236,984)		59,280,134
SHORT TERM INVESTMENTS — 4.06%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.82% [3] (Cost $2,509,903)	2,509,903	2,509,903

TOTAL INVESTMENTS (Cost $46,746,887)	99.82%	$61,790,037
Other Assets In Excess of Liabilities	0.18%	111,925
Net Assets	100.00%	$61,901,962

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $662,257, which represents 1% of Net Assets.
[3]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.17%
EUROPE — 47.25%
United Kingdom — 11.60%
Ascential PLC	329,644	$2,495,408
Babcock International Group PLC	451,961	2,855,052
Cranswick PLC	44,859	3,010,707
Deliveroo PLC 1,*	628,907	1,299,063
Greggs PLC	56,486	2,363,160
Intermediate Capital Group PLC	125,626	3,751,438
Land Securities Group PLC	135,644	1,182,427
Marks & Spencer Group PLC	808,801	4,036,285
Paratus Energy Services Ltd. *	228,187	1,177,375
Renishaw PLC	37,067	1,859,484
RS GROUP PLC	235,792	2,562,805
Serco Group PLC	1,175,125	2,806,214
		29,399,418
Germany — 7.34%
Bilfinger SE	45,401	2,452,163
CTS Eventim AG & Co. KGaA	35,336	3,679,385
LEG Immobilien SE	35,839	3,752,116
Nordex SE *	262,890	4,088,631
Scout24 SE [1]	37,257	3,207,748
SUSS MicroTec SE	18,489	1,425,445
		18,605,488
Switzerland — 6.97%
Belimo Holding AG	4,549	3,247,575
Comet Holding AG	9,238	3,654,891
dormakaba Holding AG	2,700	2,001,559
Flughafen Zurich AG	15,008	3,610,482
PolyPeptide Group AG 1,*	42,603	1,538,574
Siegfried Holding AG *	2,683	3,613,467
		17,666,548
Italy — 4.20%
Banco BPM SpA	281,132	1,899,454
Buzzi SpA	61,237	2,443,482
Leonardo SpA	127,993	2,864,650
Saipem SpA *	1,552,041	3,429,540
		10,637,126
Spain — 3.06%
Fluidra SA	128,466	3,367,702
Indra Sistemas SA	175,788	3,231,312
Tecnicas Reunidas SA *	87,738	1,162,021
		7,761,035
France — 2.89%
Coface SA	76,407	1,251,786
Eramet SA	11,313	893,312
Nexans SA	22,508	3,303,820
Sopra Steria Group	8,979	1,888,010
		7,336,928
Norway — 2.00%
DOF Group ASA *	308,026	2,553,674
	Shares, Principal Amount, or Number of Contracts	Value
Seadrill Ltd. 2,*	63,284	$2,514,906
		5,068,580
Netherlands — 1.85%
Corbion NV	34,944	997,182
Fugro NV	82,800	1,886,619
Merus NV 2,*	35,973	1,797,211
		4,681,012
Ireland — 1.72%
Glanbia PLC	131,877	2,322,428
Greencore Group PLC *	831,955	2,050,328
		4,372,756
Belgium — 1.59%
Lotus Bakeries NV	219	2,938,789
Shurgard Self Storage Ltd.	23,318	1,092,458
		4,031,247
Finland — 1.13%
Metso OYJ	269,021	2,876,486
Sweden — 1.09%
Hemnet Group AB	74,990	2,759,407
Austria — 0.98%
DO & CO AG *	16,416	2,476,868
Denmark — 0.83%
ALK-Abello A/S *	81,664	2,097,370
Total EUROPE (Cost $95,171,997)		119,770,269
FAR EAST — 35.93%
Japan — 22.15%
ABC-Mart, Inc.	66,700	1,417,557
Asics Corp.	223,000	4,684,815
Azbil Corp.	495,200	4,024,911
CKD Corp.	176,400	3,668,884
Fujitec Co. Ltd.	122,150	4,253,044
Fukuoka Financial Group, Inc.	81,900	2,120,609
Hoshizaki Corp.	92,900	3,235,320
Isetan Mitsukoshi Holdings Ltd.	27,100	425,429
Jeol Ltd.	73,800	2,891,221
Kewpie Corp.	85,300	2,130,848
Life Corp.	44,100	1,118,766
Mizuno Corp.	19,100	1,218,884
Modec, Inc.	119,500	2,868,539
Morinaga Milk Industry Co. Ltd.	88,400	2,159,826
Nichias Corp.	53,630	2,142,770
NOF Corp.	160,100	2,765,196
OBIC Business Consultants Co. Ltd.	30,200	1,568,925
Resonac Holdings Corp.	72,900	1,894,782
Ryohin Keikaku Co. Ltd.	196,800	3,613,800
Seria Co. Ltd.	150,000	3,608,742
Skylark Holdings Co. Ltd. *	100,400	1,619,765
Yokogawa Electric Corp.	105,600	2,705,985
		56,138,618
India — 5.71%
APL Apollo Tubes Ltd.	93,169	1,758,693

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Bharti Hexacom Ltd.	81,672	$1,409,272
ICICI Lombard General Insurance Co. Ltd. [1]	86,199	2,239,872
KPIT Technologies Ltd.	90,873	1,764,243
Max Healthcare Institute Ltd.	226,102	2,655,785
The Indian Hotels Co. Ltd.	369,767	3,021,881
United Breweries Ltd.	62,759	1,628,496
		14,478,242
Taiwan — 1.69%
King Slide Works Co. Ltd.	27,000	934,870
Lotes Co. Ltd.	36,000	1,570,548
Wiwynn Corp.	33,000	1,788,610
		4,294,028
South Korea — 1.67%
Eugene Technology Co. Ltd.	29,482	856,927
KT Corp.	79,772	2,441,511
LEENO Industrial, Inc.	6,538	941,649
		4,240,087
Indonesia — 1.59%
Indosat Tbk PT	2,517,000	1,820,419
Sumber Alfaria Trijaya Tbk PT	10,613,100	2,215,152
		4,035,571
Australia — 1.39%
AUB Group Ltd.	120,701	2,569,228
Paladin Energy Ltd. *	119,494	954,071
		3,523,299
Singapore — 1.04%
SATS Ltd.	935,400	2,627,598
Thailand — 0.69%
Fabrinet 2,*	7,354	1,738,780
Total FAR EAST (Cost $73,526,303)		91,076,223
NORTH AMERICA — 9.03%
Canada — 7.53%
Aritzia, Inc. *	93,000	3,495,279
Boardwalk REIT	50,974	3,228,534
Capstone Copper Corp. *	313,700	2,451,705
Element Fleet Management Corp.	179,700	3,821,341
Kinaxis, Inc. *	14,411	1,712,016
NFI Group, Inc. *	275,400	3,681,638
Xenon Pharmaceuticals, Inc. 2,*	17,491	688,621
		19,079,134
Mexico — 1.50%
Alsea SAB de CV	291,300	801,852
GCC SAB de CV	180,686	1,353,080
Gruma SAB de CV - B	88,910	1,647,522
		3,802,454
Total NORTH AMERICA (Cost $18,683,887)		22,881,588
	Shares, Principal Amount, or Number of Contracts	Value
AFRICA — 1.69%
South Africa — 1.69%
Growthpoint Properties Ltd.	2,062,716	$1,675,006
Mr Price Group Ltd.	166,034	2,599,493
		4,274,499
Total AFRICA (Cost $2,933,936)		4,274,499
SOUTH AMERICA — 1.67%
Brazil — 1.67%
Direcional Engenharia SA	479,012	2,658,100
Embraer SA - SP ADR 2,*	44,865	1,586,875
		4,244,975
Total SOUTH AMERICA (Cost $2,607,144)		4,244,975
MIDDLE EAST — 0.60%
Israel — 0.60%
Nice Ltd. - SP ADR 2,*	8,749	1,519,439
Total MIDDLE EAST (Cost $1,801,049)		1,519,439
Total COMMON STOCKS (Cost $194,724,316)		243,766,993
PREFERRED STOCKS — 1.06%
EUROPE — 1.06%
Germany — 1.06%
FUCHS SE, 2.55% [3]	55,124	2,678,620
Total EUROPE (Cost $2,013,550)		2,678,620
Total PREFERRED STOCKS (Cost $2,013,550)		2,678,620

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.02%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.82% [4] (Cost $7,660,283)	7,660,283	$7,660,283

TOTAL INVESTMENTS (Cost $204,398,149)	100.25%	$254,105,896
Liabilities in Excess of Other Assets	(0.25)%	(637,904)
Net Assets	100.00%	$253,467,992

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $8,285,257, which represents 3% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus International Developed Equity Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.60%
EUROPE — 70.91%
Germany — 18.90%
BASF SE	422	$22,367
Deutsche Telekom AG	2,094	61,499
Infineon Technologies AG	692	24,295
MTU Aero Engines AG	145	45,317
SAP SE	231	52,837
Siemens Energy AG *	2,389	88,202
Vonovia SE	1,351	49,320
		343,837
United Kingdom — 18.52%
AstraZeneca PLC	286	44,555
Compass Group PLC	1,365	43,762
Halma PLC	698	24,406
London Stock Exchange Group PLC	328	44,907
RELX PLC	834	39,378
Rolls-Royce Holdings PLC *	11,098	78,546
Unilever PLC	948	61,462
		337,016
France — 7.84%
Air France-KLM *	1,800	18,027
AXA SA	802	30,875
Danone SA	577	42,028
Sartorius Stedim Biotech	90	18,844
Sodexo SA	401	32,875
		142,649
Switzerland — 5.99%
Alcon, Inc.	543	54,344
Lonza Group AG	86	54,574
		108,918
Ireland — 5.04%
CRH PLC	660	60,404
ICON PLC 1,*	109	31,317
		91,721
Spain — 4.20%
Banco Bilbao Vizcaya Argentaria SA	1,462	15,793
Industria de Diseno Textil SA	1,022	60,529
		76,322
Denmark — 3.52%
Novo Nordisk A/S - B	540	64,050
Netherlands — 3.38%
ASML Holding NV	74	61,558
Finland — 1.84%
Kone OYJ - B	560	33,500
Italy — 1.68%
Saipem SpA *	6,692	14,787
UniCredit SpA	360	15,805
		30,592
Total EUROPE (Cost $1,199,149)		1,290,163
	Shares, Principal Amount, or Number of Contracts	Value
FAR EAST — 22.34%
Japan — 22.34%
Daiichi Sankyo Co. Ltd.	800	$26,426
Hitachi Ltd.	1,900	50,383
Mitsubishi Heavy Industries Ltd.	3,600	53,798
Mitsubishi UFJ Financial Group, Inc.	3,300	33,886
Murata Manufacturing Co. Ltd.	1,228	24,301
Nintendo Co. Ltd.	300	16,035
Nippon Sanso Holdings Corp.	1,200	44,043
Pan Pacific International Holdings Corp.	1,500	38,976
Renesas Electronics Corp.	1,500	21,769
Resonac Holdings Corp.	1,100	28,591
Tokio Marine Holdings, Inc.	400	14,750
Tokyo Electron Ltd.	300	53,501
		406,459
Total FAR EAST (Cost $384,071)		406,459
NORTH AMERICA — 3.35%
Canada — 3.35%
Canadian Natural Resources Ltd.	600	19,924
Dollarama, Inc.	400	40,974
		60,898
Total NORTH AMERICA (Cost $59,572)		60,898
Total COMMON STOCKS (Cost $1,642,792)		1,757,520
SHORT TERM INVESTMENTS — 5.12%
Northern Institutional Treasury Portfolio (Premier Class), 4.78% [2] (Cost $93,191)	93,191	93,191

TOTAL INVESTMENTS (Cost $1,735,983)	101.72%	$1,850,711
Liabilities in Excess of Other Assets	(1.72)%	(31,334)
Net Assets	100.00%	$1,819,377

PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.68%
HEALTH CARE — 34.86%
Biotechnology — 20.83%
ADMA Biologics, Inc. *	287,163	$5,740,388
Apogee Therapeutics, Inc. *	78,468	4,609,210
Astria Therapeutics, Inc. *	201,232	2,215,564
CareDx, Inc. *	101,635	3,173,553
Centessa Pharmaceuticals PLC - ADR 1,*	177,208	2,833,556
CG oncology, Inc. *	28,011	1,056,855
Crinetics Pharmaceuticals, Inc. *	167,194	8,543,613
Day One Biopharmaceuticals, Inc. *	73,664	1,026,140
Kiniksa Pharmaceuticals International PLC 1,*	101,919	2,546,956
Larimar Therapeutics, Inc. *	128,711	843,057
Merus NV 1,*	43,431	2,169,813
Nurix Therapeutics, Inc. *	123,339	2,771,427
Nuvalent, Inc. - A *	32,108	3,284,648
Praxis Precision Medicines, Inc. *	23,149	1,331,994
Protagonist Therapeutics, Inc. *	47,681	2,145,645
Rhythm Pharmaceuticals, Inc. *	89,686	4,698,650
Travere Therapeutics, Inc. *	43,892	614,049
Vaxcyte, Inc. *	28,817	3,292,919
Vera Therapeutics, Inc. *	14,937	660,215
Veracyte, Inc. *	50,520	1,719,701
Viridian Therapeutics, Inc. *	121,160	2,756,390
Xenon Pharmaceuticals, Inc. 1,*	122,518	4,823,534
		62,857,877
Health Care Equipment & Supplies — 6.72%
Axogen, Inc. *	50,026	701,364
Bioventus, Inc. - A *	116,750	1,395,162
LeMaitre Vascular, Inc.	37,121	3,448,170
Omnicell, Inc. *	30,036	1,309,570
PROCEPT BioRobotics Corp. *	49,081	3,932,370
RxSight, Inc. *	23,760	1,174,457
Tandem Diabetes Care, Inc. *	33,299	1,412,210
TransMedics Group, Inc. *	43,826	6,880,682
		20,253,985
Pharmaceuticals — 5.80%
Edgewise Therapeutics, Inc. *	122,993	3,282,683
Ligand Pharmaceuticals, Inc. *	13,350	1,336,202
Longboard Pharmaceuticals, Inc. *	74,880	2,495,750
MBX Biosciences, Inc. *	96,775	2,514,215
Mind Medicine MindMed, Inc. 1,*	240,415	1,367,961
Structure Therapeutics, Inc. - ADR 1,*	76,041	3,337,439
	Shares, Principal Amount, or Number of Contracts	Value
Terns Pharmaceuticals, Inc. *	131,329	$1,095,284
WaVe Life Sciences Ltd. 1,*	253,319	2,077,216
		17,506,750
Health Care Providers & Services — 1.51%
GeneDx Holdings Corp. *	65,935	2,798,281
Guardian Pharmacy Services, Inc. - A *	56,927	956,374
NeoGenomics, Inc. *	54,062	797,415
		4,552,070
Total HEALTH CARE (Cost $63,025,541)		105,170,682
INDUSTRIALS — 19.55%
Machinery — 6.62%
Atmus Filtration Technologies, Inc.	87,658	3,289,805
Blue Bird Corp. *	84,551	4,055,066
Douglas Dynamics, Inc.	22,748	627,390
Energy Recovery, Inc. *	65,159	1,133,115
Federal Signal Corp.	29,402	2,747,911
Kornit Digital Ltd. 1,*	43,702	1,129,041
Mueller Water Products, Inc. - A	133,892	2,905,456
REV Group, Inc.	120,115	3,370,427
The Shyft Group, Inc.	57,871	726,281
		19,984,492
Commercial Services & Supplies — 3.24%
ACV Auctions, Inc. - A *	173,122	3,519,570
BrightView Holdings, Inc. *	250,229	3,938,604
CECO Environmental Corp. *	82,343	2,322,073
		9,780,247
Aerospace & Defense — 2.96%
AeroVironment, Inc. *	11,278	2,261,239
Cadre Holdings, Inc.	66,704	2,531,417
Kratos Defense & Security Solutions, Inc. *	177,079	4,125,941
		8,918,597
Construction & Engineering — 2.62%
Construction Partners, Inc. - A *	51,940	3,625,412
Sterling Infrastructure, Inc. *	29,515	4,280,265
		7,905,677
Electrical Equipment — 2.06%
American Superconductor Corp. *	111,387	2,628,733
Enovix Corp. *	194,405	1,815,743
Powell Industries, Inc.	8,008	1,777,696
		6,222,172
Trading Companies & Distributors — 1.53%
FTAI Aviation Ltd.	34,838	4,629,970

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Ground Transportation — 0.52%
RXO, Inc. *	55,476	$1,553,328
Total INDUSTRIALS (Cost $40,169,858)		58,994,483
INFORMATION TECHNOLOGY — 14.05%
Software — 6.26%
Agilysys, Inc. *	30,669	3,342,001
Alkami Technology, Inc. *	153,302	4,835,145
AvePoint, Inc. *	262,772	3,092,826
Blend Labs, Inc. - A *	670,460	2,514,225
Terawulf, Inc. *	883,097	4,132,894
Weave Communications, Inc. *	75,671	968,589
		18,885,680
Semiconductors & Semiconductor Equipment — 3.40%
Credo Technology Group Holding Ltd. *	71,082	2,189,326
Semtech Corp. *	72,579	3,313,957
SiTime Corp. *	22,471	3,854,001
SkyWater Technology, Inc. *	98,304	892,600
		10,249,884
Electronic Equipment, Instruments & Components — 1.59%
Arlo Technologies, Inc. *	371,082	4,493,803
Gauzy Ltd. 1,*	36,103	320,234
		4,814,037
Communications Equipment — 1.47%
Applied Optoelectronics, Inc. *	212,457	3,040,260
Calix, Inc. *	36,066	1,399,000
		4,439,260
IT Services — 1.33%
Core Scientific, Inc. *	337,514	4,002,916
Total INFORMATION TECHNOLOGY (Cost $34,791,387)		42,391,777
CONSUMER DISCRETIONARY — 10.33%
Diversified Consumer Services — 3.05%
OneSpaWorld Holdings Ltd. [1]	261,903	4,324,018
Stride, Inc. *	57,089	4,870,263
		9,194,281
Hotels, Restaurants & Leisure — 2.61%
Genius Sports Ltd. 1,*	329,733	2,585,107
Rush Street Interactive, Inc. *	196,812	2,135,410
Sweetgreen, Inc. - A *	89,095	3,158,418
		7,878,935
Automobile Components — 2.47%
Modine Manufacturing Co. *	56,103	7,449,917
Specialty Retail — 1.00%
Abercrombie & Fitch Co. - A *	8,362	1,169,844
	Shares, Principal Amount, or Number of Contracts	Value
Warby Parker, Inc. - A *	113,310	$1,850,352
		3,020,196
Distributors — 0.51%
A-Mark Precious Metals, Inc.	34,508	1,523,873
Household Durables — 0.49%
Century Communities, Inc.	14,472	1,490,327
Textiles, Apparel & Luxury Goods — 0.20%
Wolverine World Wide, Inc.	35,176	612,766
Total CONSUMER DISCRETIONARY (Cost $19,243,050)		31,170,295
FINANCIALS — 8.66%
Insurance — 5.59%
Bowhead Specialty Holdings, Inc. *	43,615	1,221,656
HCI Group, Inc.	34,335	3,675,905
Mercury General Corp.	57,443	3,617,760
Palomar Holdings, Inc. *	42,170	3,992,234
Skyward Specialty Insurance Group, Inc. *	71,710	2,920,749
TWFG, Inc. *	53,727	1,457,076
		16,885,380
Banks — 1.19%
Customers Bancorp, Inc. *	16,835	781,986
Pathward Financial, Inc.	28,574	1,886,170
Triumph Financial, Inc. *	11,508	915,346
		3,583,502
Consumer Finance — 0.75%
LendingClub Corp. *	152,099	1,738,492
Moneylion, Inc. *	12,362	513,641
		2,252,133
Capital Markets — 0.58%
Perella Weinberg Partners	90,847	1,754,255
Financial Services — 0.55%
Sezzle, Inc. *	9,726	1,659,158
Total FINANCIALS (Cost $20,308,127)		26,134,428
MATERIALS — 3.58%
Chemicals — 1.42%
Aspen Aerogels, Inc. *	154,450	4,276,721
Construction Materials — 1.21%
Knife River Corp. *	40,728	3,640,676
Metals & Mining — 0.69%
Hudbay Minerals, Inc. [1]	228,449	2,099,446
Containers & Packaging — 0.26%
Ranpak Holdings Corp. *	120,332	785,768
Total MATERIALS (Cost $6,956,010)		10,802,611

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMUNICATION SERVICES — 3.35%
Interactive Media & Services — 2.18%
EverQuote, Inc. - A *	58,168	$1,226,763
MediaAlpha, Inc. - A *	135,493	2,453,778
QuinStreet, Inc. *	151,392	2,896,129
		6,576,670
Media — 1.17%
Magnite, Inc. *	254,062	3,518,759
Total COMMUNICATION SERVICES (Cost $8,760,576)		10,095,429
ENERGY — 2.73%
Oil, Gas & Consumable Fuels — 1.87%
Golar LNG Ltd. [1]	47,282	1,738,086
Gulfport Energy Corp. *	9,069	1,372,593
Sable Offshore Corp. *	43,092	1,018,264
Uranium Energy Corp. *	245,330	1,523,499
		5,652,442
Energy Equipment & Services — 0.86%
Atlas Energy Solutions, Inc.	74,825	1,631,185
Bristow Group, Inc. *	27,791	964,070
		2,595,255
Total ENERGY (Cost $7,170,135)		8,247,697
CONSUMER STAPLES — 2.15%
Food Products — 1.52%
Vital Farms, Inc. *	130,858	4,589,190
Beverages — 0.63%
The Vita Coco Co., Inc. *	67,158	1,901,243
Total CONSUMER STAPLES (Cost $4,936,653)		6,490,433
REAL ESTATE — 0.42%
Real Estate Management & Development — 0.42%
Redfin Corp. *	101,643	1,273,587
Total REAL ESTATE (Cost $1,445,630)		1,273,587
Total COMMON STOCKS (Cost $206,806,967)		300,771,422
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.46%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.82% [2] (Cost $1,389,840)	1,389,840	$1,389,840

TOTAL INVESTMENTS (Cost $208,196,807)	100.14%	$302,161,262
Liabilities In Excess of Other Assets	(0.14)%	(410,797)
Net Assets	100.00%	$301,750,465

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.35%
INDUSTRIALS — 23.96%
Aerospace & Defense — 7.68%
AeroVironment, Inc. *	24,945	$5,001,472
Axon Enterprise, Inc. *	50,976	20,370,010
Curtiss-Wright Corp.	40,494	13,309,973
Embraer SA - SP ADR 1,*	311,102	11,003,678
Leonardo DRS, Inc. *	294,365	8,306,980
Loar Holdings, Inc. *	85,680	6,390,871
Moog, Inc. - A	29,716	6,003,226
		70,386,210
Machinery — 4.27%
Allison Transmission Holdings, Inc.	67,512	6,485,878
Crane Co.	60,846	9,630,705
Federal Signal Corp.	110,945	10,368,920
Flowserve Corp.	52,106	2,693,359
SPX Technologies, Inc. *	62,420	9,953,493
		39,132,355
Trading Companies & Distributors — 3.25%
Applied Industrial Technologies, Inc.	19,761	4,409,272
Beacon Roofing Supply, Inc. *	55,368	4,785,456
FTAI Aviation Ltd.	154,877	20,583,153
		29,777,881
Construction & Engineering — 2.93%
Comfort Systems USA, Inc.	25,636	10,007,013
Construction Partners, Inc. - A *	54,206	3,783,579
EMCOR Group, Inc.	12,111	5,214,149
Sterling Infrastructure, Inc. *	54,276	7,871,105
		26,875,846
Professional Services — 1.66%
Korn Ferry	64,701	4,868,103
Parsons Corp. *	99,428	10,308,695
		15,176,798
Building Products — 1.45%
AAON, Inc.	112,889	12,173,950
CSW Industrials, Inc.	2,965	1,086,346
		13,260,296
Commercial Services & Supplies — 1.34%
Tetra Tech, Inc.	259,413	12,233,917
Ground Transportation — 0.92%
RXO, Inc. *	163,727	4,584,356
Saia, Inc. *	8,883	3,884,181
		8,468,537
Electrical Equipment — 0.46%
Enovix Corp. *	455,538	4,254,725
Total INDUSTRIALS (Cost $145,235,032)		219,566,565
	Shares, Principal Amount, or Number of Contracts	Value
HEALTH CARE — 22.85%
Biotechnology — 14.38%
Apogee Therapeutics, Inc. *	215,400	$12,652,596
Avidity Biosciences, Inc. *	127,558	5,858,739
Crinetics Pharmaceuticals, Inc. *	428,216	21,881,838
Insmed, Inc. *	14,810	1,081,130
Krystal Biotech, Inc. *	26,006	4,733,872
Kymera Therapeutics, Inc. *	166,040	7,858,673
Merus NV 1,*	129,032	6,446,439
Natera, Inc. *	98,448	12,497,974
Nuvalent, Inc. - A *	92,093	9,421,114
Rhythm Pharmaceuticals, Inc. *	113,737	5,958,681
Ultragenyx Pharmaceutical, Inc. *	154,796	8,598,918
Vaxcyte, Inc. *	193,818	22,147,583
Xenon Pharmaceuticals, Inc. 1,*	321,768	12,668,006
		131,805,563
Health Care Equipment & Supplies — 6.38%
Glaukos Corp. *	117,932	15,364,181
Integer Holdings Corp. *	65,070	8,459,100
Lantheus Holdings, Inc. *	45,104	4,950,164
RxSight, Inc. *	59,673	2,949,636
Tandem Diabetes Care, Inc. *	106,383	4,511,703
TransMedics Group, Inc. *	141,464	22,209,848
		58,444,632
Pharmaceuticals — 2.09%
Edgewise Therapeutics, Inc. *	134,195	3,581,665
Intra-Cellular Therapies, Inc. *	68,973	5,046,754
Structure Therapeutics, Inc. - ADR 1,*	158,370	6,950,859
WaVe Life Sciences Ltd. 1,*	428,369	3,512,626
		19,091,904
Total HEALTH CARE (Cost $139,481,320)		209,342,099
INFORMATION TECHNOLOGY — 17.71%
Software — 9.01%
Alkami Technology, Inc. *	137,079	4,323,472
Appfolio, Inc. - A *	25,252	5,944,321
Clearwater Analytics Holdings, Inc. - A *	258,947	6,538,412
CommVault Systems, Inc. *	58,765	9,040,995
CyberArk Software Ltd. 1,*	43,851	12,787,390
Monday.com Ltd. 1,*	48,365	13,434,346
Nutanix, Inc. - A *	107,216	6,352,548
QXO, Inc. *	158,813	2,504,481
Terawulf, Inc. *	1,184,037	5,541,293
Varonis Systems, Inc. *	193,302	10,921,563
Vertex, Inc. - A *	134,734	5,188,606
		82,577,427

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Electronic Equipment, Instruments & Components — 4.21%
Badger Meter, Inc.	28,174	$6,153,483
Coherent Corp. *	202,832	18,033,793
Fabrinet 1,*	31,258	7,390,642
Itron, Inc. *	65,809	7,029,059
		38,606,977
Semiconductors & Semiconductor Equipment — 3.38%
Credo Technology Group Holding Ltd. *	255,301	7,863,271
Impinj, Inc. *	15,292	3,311,024
Onto Innovation, Inc. *	13,653	2,833,817
Semtech Corp. *	261,595	11,944,428
SiTime Corp. *	29,379	5,038,792
		30,991,332
IT Services — 1.11%
Core Scientific, Inc. *	375,996	4,459,312
Wix.com Ltd. 1,*	34,021	5,687,291
		10,146,603
Total INFORMATION TECHNOLOGY (Cost $131,357,076)		162,322,339
CONSUMER DISCRETIONARY — 13.95%
Hotels, Restaurants & Leisure — 6.13%
Cava Group, Inc. *	95,653	11,846,624
Dutch Bros, Inc. - A *	239,158	7,660,231
Krispy Kreme, Inc.	260,778	2,800,756
Life Time Group Holdings, Inc. *	390,543	9,537,060
Sweetgreen, Inc. - A *	403,317	14,297,588
Wingstop, Inc.	24,190	10,064,975
		56,207,234
Specialty Retail — 2.61%
Abercrombie & Fitch Co. - A *	32,531	4,551,087
Boot Barn Holdings, Inc. *	39,932	6,679,825
Carvana Co. *	52,619	9,161,494
Lithia Motors, Inc.	10,991	3,491,181
		23,883,587
Automobile Components — 2.07%
Modine Manufacturing Co. *	142,773	18,958,827
Household Durables — 2.00%
Champion Homes, Inc. *	95,878	9,094,028
Installed Building Products, Inc.	17,412	4,288,053
Meritage Homes Corp.	24,255	4,973,973
		18,356,054
Diversified Consumer Services — 1.14%
Bright Horizons Family Solutions, Inc. *	33,764	4,731,349
	Shares, Principal Amount, or Number of Contracts	Value
Stride, Inc. *	67,102	$5,724,472
		10,455,821
Total CONSUMER DISCRETIONARY (Cost $95,817,479)		127,861,523
FINANCIALS — 7.23%
Insurance — 4.38%
HCI Group, Inc.	53,987	5,779,848
Kemper Corp.	105,432	6,457,710
Oscar Health, Inc. - A *	272,369	5,776,947
Palomar Holdings, Inc. *	55,079	5,214,329
Skyward Specialty Insurance Group, Inc. *	142,300	5,795,879
The Baldwin Insurance Group, Inc. *	224,010	11,155,698
		40,180,411
Banks — 1.69%
The Bancorp, Inc. *	151,443	8,102,201
Western Alliance Bancorp	85,470	7,392,300
		15,494,501
Capital Markets — 0.76%
Evercore, Inc. - A	27,580	6,987,117
Consumer Finance — 0.40%
Upstart Holdings, Inc. *	90,722	3,629,787
Total FINANCIALS (Cost $51,974,479)		66,291,816
MATERIALS — 5.53%
Metals & Mining — 2.71%
ATI, Inc. *	129,273	8,649,656
Carpenter Technology Corp.	46,694	7,451,429
Pan American Silver Corp. [1]	419,976	8,764,899
		24,865,984
Chemicals — 1.55%
Aspen Aerogels, Inc. *	286,543	7,934,376
Element Solutions, Inc.	231,084	6,276,242
		14,210,618
Construction Materials — 1.27%
Knife River Corp. *	129,578	11,582,977
Total MATERIALS (Cost $43,842,580)		50,659,579
CONSUMER STAPLES — 4.17%
Food Products — 1.53%
Freshpet, Inc. *	102,528	14,022,755
Consumer Staples Distribution & Retail — 1.52%
Sprouts Farmers Market, Inc. *	126,446	13,960,903

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Personal Care Products — 1.12%
BellRing Brands, Inc. *	168,563	$10,235,145
Total CONSUMER STAPLES (Cost $22,307,368)		38,218,803
ENERGY — 1.89%
Oil, Gas & Consumable Fuels — 1.31%
Cameco Corp. [1]	136,838	6,535,383
Uranium Energy Corp. *	884,686	5,493,900
		12,029,283
Energy Equipment & Services — 0.58%
TechnipFMC PLC [1]	200,157	5,250,118
Total ENERGY (Cost $10,021,679)		17,279,401
COMMUNICATION SERVICES — 1.42%
Interactive Media & Services — 0.94%
MediaAlpha, Inc. - A *	251,879	4,561,529
QuinStreet, Inc. *	214,228	4,098,181
		8,659,710
Media — 0.48%
Magnite, Inc. *	314,990	4,362,612
Total COMMUNICATION SERVICES (Cost $12,865,184)		13,022,322
REAL ESTATE — 0.64%
Real Estate Management & Development — 0.64%
Compass, Inc. - A *	954,510	5,832,056
Total REAL ESTATE (Cost $5,419,816)		5,832,056
Total COMMON STOCKS (Cost $658,322,013)		910,396,503
SHORT TERM INVESTMENTS — 0.70%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.82% [2] (Cost $6,425,611)	6,425,611	6,425,611

TOTAL INVESTMENTS (Cost $664,747,624)	100.05%	$916,822,114
Liabilities In Excess of Other Assets	(0.05)%	(422,371)
Net Assets	100.00%	$916,399,743

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.97%
INDUSTRIALS — 26.36%
Aerospace & Defense — 9.88%
Axon Enterprise, Inc. *	4,162	$1,663,135
BWX Technologies, Inc.	4,620	502,194
Curtiss-Wright Corp.	3,122	1,026,170
HEICO Corp.	4,570	1,194,963
Howmet Aerospace, Inc.	5,159	517,190
Leonardo DRS, Inc. *	25,471	718,792
		5,622,444
Construction & Engineering — 3.65%
Comfort Systems USA, Inc.	1,973	770,161
EMCOR Group, Inc.	1,227	528,260
Quanta Services, Inc.	2,625	782,644
		2,081,065
Building Products — 3.16%
AAON, Inc.	2,255	243,179
Advanced Drainage Systems, Inc.	1,838	288,860
Builders FirstSource, Inc. *	1,468	284,587
Carlisle Cos., Inc.	875	393,531
Lennox International, Inc.	974	588,578
		1,798,735
Machinery — 3.00%
Allison Transmission Holdings, Inc.	3,654	351,040
Crane Co.	3,603	570,283
Flowserve Corp.	5,357	276,903
Xylem, Inc.	3,787	511,359
		1,709,585
Commercial Services & Supplies — 2.48%
Clean Harbors, Inc. *	3,251	785,799
Tetra Tech, Inc.	13,231	623,974
		1,409,773
Trading Companies & Distributors — 1.89%
FTAI Aviation Ltd.	8,106	1,077,287
Professional Services — 1.02%
Booz Allen Hamilton Holding Corp.	1,758	286,132
Parsons Corp. *	2,835	293,933
		580,065
Ground Transportation — 0.97%
Saia, Inc. *	648	283,345
XPO, Inc. *	2,528	271,785
		555,130
Electrical Equipment — 0.31%
Enovix Corp. *	18,703	174,686
Total INDUSTRIALS (Cost $10,986,929)		15,008,770
	Shares, Principal Amount, or Number of Contracts	Value
HEALTH CARE — 22.09%
Biotechnology — 14.82%
Alnylam Pharmaceuticals, Inc. *	853	$234,601
Apogee Therapeutics, Inc. *	9,632	565,784
Argenx SE - ADR 1,*	1,205	653,206
Ascendis Pharma A/S - ADR 1,*	3,020	450,916
Avidity Biosciences, Inc. *	5,970	274,202
Crinetics Pharmaceuticals, Inc. *	26,496	1,353,946
Incyte Corp. *	2,951	195,061
Insmed, Inc. *	2,453	179,069
Ionis Pharmaceuticals, Inc. *	6,064	242,924
Krystal Biotech, Inc. *	832	151,449
Kymera Therapeutics, Inc. *	9,092	430,324
Natera, Inc. *	8,299	1,053,558
Neurocrine Biosciences, Inc. *	1,871	215,577
Nuvalent, Inc. - A *	3,621	370,428
Vaxcyte, Inc. *	12,154	1,388,837
Xenon Pharmaceuticals, Inc. 1,*	17,202	677,243
		8,437,125
Health Care Equipment & Supplies — 5.63%
Glaukos Corp. *	6,965	907,400
Insulet Corp. *	1,197	278,602
Integer Holdings Corp. *	2,586	336,180
Lantheus Holdings, Inc. *	3,144	345,054
TransMedics Group, Inc. *	8,522	1,337,954
		3,205,190
Pharmaceuticals — 1.32%
Structure Therapeutics, Inc. - ADR 1,*	17,082	749,729
Life Sciences Tools & Services — 0.32%
Illumina, Inc. *	1,411	184,008
Total HEALTH CARE (Cost $9,982,598)		12,576,052
INFORMATION TECHNOLOGY — 17.11%
Software — 11.55%
Appfolio, Inc. - A *	2,252	530,121
Clearwater Analytics Holdings, Inc. - A *	16,809	424,427
CommVault Systems, Inc. *	3,337	513,397
CyberArk Software Ltd. 1,*	3,684	1,074,291
DocuSign, Inc. *	8,145	505,723
Fair Isaac Corp. *	247	480,049
Guidewire Software, Inc. *	3,157	577,542
Monday.com Ltd. 1,*	3,483	967,473
Nutanix, Inc. - A *	7,548	447,219
QXO, Inc. *	10,019	158,000
Varonis Systems, Inc. *	9,941	561,667
Vertex, Inc. - A *	8,689	334,613
		6,574,522

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Semiconductors & Semiconductor Equipment — 2.96%
Credo Technology Group Holding Ltd. *	18,450	$568,260
First Solar, Inc. *	2,201	549,017
Onto Innovation, Inc. *	733	152,142
Semtech Corp. *	9,088	414,958
		1,684,377
Electronic Equipment, Instruments & Components — 2.31%
Coherent Corp. *	12,888	1,145,872
Fabrinet 1,*	733	173,311
		1,319,183
IT Services — 0.29%
Core Scientific, Inc. *	13,863	164,415
Total INFORMATION TECHNOLOGY (Cost $8,026,650)		9,742,497
CONSUMER DISCRETIONARY — 14.15%
Hotels, Restaurants & Leisure — 6.07%
Cava Group, Inc. *	6,300	780,255
Dutch Bros, Inc. - A *	11,676	373,982
Life Time Group Holdings, Inc. *	21,984	536,849
Sweetgreen, Inc. - A *	19,407	687,978
Viking Holdings Ltd. *	4,994	174,241
Wingstop, Inc.	2,174	904,558
		3,457,863
Specialty Retail — 2.68%
Burlington Stores, Inc. *	1,994	525,379
Carvana Co. *	4,838	842,344
Lithia Motors, Inc.	493	156,597
		1,524,320
Household Durables — 1.84%
SharkNinja, Inc.	1,857	201,875
Toll Brothers, Inc.	3,933	607,609
TopBuild Corp. *	588	239,204
		1,048,688
Automobile Components — 1.70%
Modine Manufacturing Co. *	7,270	965,383
Textiles, Apparel & Luxury Goods — 1.32%
Birkenstock Holding PLC 1,*	3,452	170,149
Deckers Outdoor Corp. *	3,654	582,631
		752,780
Diversified Consumer Services — 0.54%
Bright Horizons Family Solutions, Inc. *	2,192	307,165
Total CONSUMER DISCRETIONARY (Cost $6,325,088)		8,056,199
	Shares, Principal Amount, or Number of Contracts	Value
FINANCIALS — 9.68%
Capital Markets — 4.18%
Evercore, Inc. - A	2,646	$670,338
MarketAxess Holdings, Inc.	1,025	262,605
Robinhood Markets, Inc. - A *	20,483	479,712
Tradeweb Markets, Inc. - A	7,827	967,965
		2,380,620
Insurance — 3.05%
Kemper Corp.	7,037	431,016
Kinsale Capital Group, Inc.	1,523	709,063
Ryan Specialty Holdings, Inc.	8,951	594,257
		1,734,336
Financial Services — 1.57%
Affirm Holdings, Inc. *	11,357	463,593
Toast, Inc. - A *	15,260	432,010
		895,603
Banks — 0.88%
Western Alliance Bancorp	5,773	499,307
Total FINANCIALS (Cost $4,719,182)		5,509,866
CONSUMER STAPLES — 3.78%
Food Products — 1.60%
Freshpet, Inc. *	6,648	909,247
Consumer Staples Distribution & Retail — 1.31%
Sprouts Farmers Market, Inc. *	6,751	745,378
Personal Care Products — 0.87%
BellRing Brands, Inc. *	8,183	496,872
Total CONSUMER STAPLES (Cost $1,301,809)		2,151,497
MATERIALS — 2.67%
Metals & Mining — 1.53%
Royal Gold, Inc.	3,264	457,939
Teck Resources Ltd. - B [1]	7,891	412,226
		870,165
Chemicals — 0.64%
Element Solutions, Inc.	13,377	363,319
Construction Materials — 0.50%
Eagle Materials, Inc.	993	285,637
Total MATERIALS (Cost $1,404,154)		1,519,121
ENERGY — 2.67%
Oil, Gas & Consumable Fuels — 2.19%
Antero Resources Corp. *	10,370	297,100
Cameco Corp. [1]	8,612	411,309
Diamondback Energy, Inc.	1,720	296,528
NexGen Energy Ltd. 1,*	36,532	238,554
		1,243,491

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Energy Equipment & Services — 0.48%
TechnipFMC PLC [1]	10,495	$275,284
Total ENERGY (Cost $1,284,567)		1,518,775
COMMUNICATION SERVICES — 1.46%
Entertainment — 0.94%
TKO Group Holdings, Inc. *	4,325	535,046
Interactive Media & Services — 0.52%
Reddit, Inc. - A *	4,449	293,278
Total COMMUNICATION SERVICES (Cost $792,059)		828,324
Total COMMON STOCKS (Cost $44,823,036)		56,911,101
SHORT TERM INVESTMENTS — 0.18%
Northern Institutional Government Portfolio (Shares Class), 4.75% [2] (Cost $100,653)	100,653	100,653

TOTAL INVESTMENTS (Cost $44,923,689)	100.15%	$57,011,754
Liabilities In Excess of Other Assets	(0.15)%	(84,512)
Net Assets	100.00%	$56,927,242

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 5.12%
Leisure Products — 3.09%
Majordrive Holdings IV LLC, Initial Term Loan 8.87%, (3-Month USD CME Term SOFR+400 basis points), 6/1/28 [1]	$3,596,444	$3,602,451
Recess Holdings, Inc., Amendment No. 3 Term Loan 9.75%, (3-Month USD CME Term SOFR+450 basis points), 2/20/30 [1]	2,969,080	2,977,245
		6,579,696
Semiconductors — 0.63%
NCR Atleos LLC,Term B Loan 10.10%, (3-Month USD CME Term SOFR+475 basis points), 3/27/29 [1]	1,337,538	1,349,241
Telecommunications — 1.40%
Crown Subsea Communications Holding, Inc., 2024 Term Loan 9.25%, (3-Month USD CME Term SOFR+400 basis points), 1/30/31 [1]	2,974,545	2,988,674
Total BANK LOANS (Cost $10,872,929)		10,917,611
CORPORATE BONDS — 24.62%
Apparel & Textile Products — 0.18%
Michael Kors USA, Inc. 4.25%, 11/1/24 [2]	386,000	385,602
Commercial Support Services — 5.82%
Arrow Bidco LLC 10.75%, 6/15/25 [2]	7,888,000	8,046,241
Williams Scotsman, Inc. 6.12%, 6/15/25 [2]	4,388,000	4,383,524
		12,429,765
Electric Utilities — 7.49%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [2,3,4]	5,970,133	6,734,095
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [2,3,4,5]	9,050,000	9,238,276
		15,972,371
Insurance — 2.01%
Genworth Holdings, Inc. 7.38%, (CME Term SOFR 3M + 226 basis points), 11/15/36 [4]	5,238,000	4,280,656
	Shares, Principal Amount, or Number of Contracts	Value
Leisure Facilities & Services — 0.81%
Six Flags Theme Parks, Inc. 7.00%, 7/1/25 [2]	$1,720,000	$1,721,352
Real Estate Investment Trusts — 5.07%
Service Properties Trust 8.63%, 11/15/31 [2]	9,954,000	10,824,567
Retail - Discretionary — 2.80%
Kohl's Corp. 4.63%, 5/1/31	1,666,000	1,403,023
Macy's Retail Holdings LLC 5.12%, 1/15/42	5,947,000	4,575,524
		5,978,547
Technology Hardware — 0.44%
NCR Atleos Corp. 9.50%, 4/1/29 [2]	847,000	932,436
Total CORPORATE BONDS (Cost $50,951,183)		52,525,296
COMMON STOCKS — 35.40%
Asset Management — 6.78%
Ares Acquisition Corp. II *	200,376	2,170,072
Cannae Holdings, Inc.	516,519	9,844,852
Churchill Capital Corp. IX *	22,542	227,223
Haymaker Acquisition Corp. 4 *	207,657	2,213,624
		14,455,771
Banking — 3.49%
Blue Foundry Bancorp 5,*	727,370	7,455,542
Biotechnology & Pharmaceuticals — 9.40%
Apogee Therapeutics, Inc. *	28,754	1,689,010
Calidi Biotherapeutics, Inc. *	2,436	2,777
Crinetics Pharmaceuticals, Inc. *	168,471	8,608,868
Viridian Therapeutics, Inc. *	185,549	4,221,240
Xenon Pharmaceuticals, Inc. 5,6,*	140,314	5,524,162
		20,046,057
Commercial Support Services — 1.16%
GXO Logistics, Inc. *	47,501	2,473,377
Industrial Intermediate Products — 2.37%
Hillman Solutions Corp. 5,*	477,958	5,047,236
Industrial Support Services — 3.02%
WillScot Holdings Corp. 5,*	171,287	6,440,391
Leisure Facilities & Services — 4.98%
Caesars Entertainment, Inc. *	36,548	1,525,513
Golden Entertainment, Inc.	224,040	7,122,232
Penn Entertainment, Inc. *	105,166	1,983,431
		10,631,176
Retail - Consumer Staples — 1.75%
Albertsons Cos., Inc. - A	202,074	3,734,328

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 2.45%
QXO, Inc. *	331,558	$5,228,670
Total COMMON STOCKS (Cost $70,218,546)		75,512,548
PREFERRED STOCKS — 2.50%
Industrial Support Services — 2.50%
WESCO International, Inc. 10.63%, (U.S. Treasury Yield Curve Rate CMT 5Y + 1033 basis points), [4]	205,943	5,323,627
Total PREFERRED STOCKS (Cost $5,536,501)		5,323,627
SOVEREIGN BONDS — 3.13%
Transportation & Logistics — 3.13%
Danaos Corp. 8.50%, 3/1/28 [2,6]	$6,489,000	6,679,342
Total SOVEREIGN BONDS (Cost $6,508,835)		6,679,342
WARRANTS — 0.03%
Ares Acquisition Corp. II, Exp. 4/21/28, Strike $0.00 *	100,188	16,030
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike $11.50 *	151,497	7,772
Calidi Biotherapeutics, Inc., Exp. 9/10/26, Strike $115.00 *	193,125	2,530
Haymaker Acquisition Corp. 4, Exp. 5/31/28, Strike $11.50 *	103,828	16,612
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	472
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 6,*	121,900	22,551
REVOLUTION Medicines, Inc., Exp. 11/14/28, Strike $11.50 *	26,680	3,735
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	2,292
Total WARRANTS (Cost $9,328)		71,994
SHORT TERM INVESTMENTS — 24.52%
Northern Institutional Treasury Portfolio (Premier Class), 4.78% [7] (Cost $52,320,519)	52,320,519	52,320,519

TOTAL INVESTMENTS (Cost $196,417,841)	95.32%	$203,350,937
Other Assets In Excess of Liabilities	4.68%	9,993,235
Net Assets	100.00%	$213,344,172
	Shares, Principal Amount, or Number of Contracts	Value
INVESTMENT SECURITIES SOLD SHORT — (0.72)%
CORPORATE BONDS — (0.51)%
Real Estate Investment Trusts — (0.51)%
Service Properties Trust 4.75% 10/1/26	(1,144,000)	$(1,099,357)
Total CORPORATE BONDS (Proceeds $1,074,697)		(1,099,357)
COMMON STOCKS — (0.21)%
Retail - Discretionary — (0.21)%
Macy's, Inc.	(28,028)	(439,759)
Total COMMON STOCKS (Proceeds $517,128)		(439,759)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $1,591,825)	(0.72)%	$(1,539,116)

CMT	Constant Maturity

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at September 30, 2024. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $48,945,435, which represents 23% of Net Assets.
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of September 30, 2024.
[5]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[6]	Foreign security denominated and/or traded in U.S. dollars.
[7]	7 day current yield as of September 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

MSHEWSC Basket*	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	4/30/2025	MS	USD	3,599,592	$—	$—	$—
MSDRCASI Basket**	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/13/2025	MS	USD	3,349,127	—	—	—
MSXXBIOH Basket***	Financing Index: 1-Day US Federal Fund Effective Rate - 0.95% (Monthly)	4/30/2026	MS	USD	9,359,813	64,561	—	64,561
Subtotal Appreciation						$64,561	$—	$64,561
GSUCDHY1 Basket****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.75% (At Maturity)	11/1/2024	GSC	USD	10,315,047	$(211,754)	$—	$(211,754)
GSCBDNYB Basket*****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.60% (Monthly)	2/10/2025	GSC	USD	2,329,242	(200,261)	—	(200,261)
GSCNNED3 Basket******	Financing Index: SOFR - 0.50% (Monthly)	2/24/2025	GSC	USD	6,643,349	(40,989)	—	(40,989)
SPDR S&P Regional Banking ETF	Financing Index: 1-Day US Federal Fund Effective Rate - 0.50% (Monthly)	5/15/2025	MS	USD	4,807,386	(89,829)	—	(89,829)
Subtotal Depreciation						$(542,833)	$—	$(542,833)
Net Total Return Swaps outstanding at September 30, 2024						$(478,272)	$—	$(478,272)
MS – Morgan Stanley
GSC – Goldman Sachs International

*	MSHEWSC Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Dycom Industries, Inc.	760	$149,743	4.16%

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

Underlying Components	Shares	Value	Weight
Valmont Industries, Inc.	504	$146,144	4.06%
Primoris Services Corp.	2,374	137,864	3.83%
Ryder System, Inc.	918	133,905	3.72%
AECOM	1,237	127,786	3.55%
Herc Holdings, Inc.	774	123,466	3.43%
Quanta Services, Inc.	414	123,466	3.43%
Fluor Corp.	2,565	122,386	3.40%
Watsco, Inc.	236	115,907	3.22%
Fastenal Co.	1,598	114,107	3.17%
Ferguson PLC	569	113,027	3.14%
MSC Industrial Direct Co., Inc.	1,217	104,748	2.91%
MDU Resources Group, Inc.	3,572	97,909	2.72%
MasTec, Inc.	792	97,549	2.71%
API Group Corp.	2,900	95,749	2.66%
AerCap Holdings NV	965	91,430	2.54%
Beacon Roofing Supply, Inc.	1,045	90,350	2.51%
United Rentals, Inc.	112	90,350	2.51%
Genpact Ltd.	2,291	89,630	2.49%
GE Vernova, Inc.	346	88,190	2.45%
GMS, Inc.	946	85,670	2.38%
Air Lease Corp.	1,733	78,471	2.18%
Construction Partners, Inc.	1,119	78,111	2.17%
CH Robinson Worldwide, Inc.	695	76,671	2.13%
SiteOne Landscape Supply, Inc.	506	76,311	2.12%
H&E Equipment Services, Inc.	1,501	73,072	2.03%
Granite Construction, Inc.	917	72,712	2.02%
Builders FirstSource, Inc.	368	71,272	1.98%
Sunrun, Inc.	3,707	66,952	1.86%
Core & Main, Inc.	1,378	61,193	1.70%
Driven Brands Holdings, Inc.	4,213	60,113	1.67%
Sensata Technologies Holding PLC	1,516	54,354	1.51%
Dayforce, Inc.	770	47,155	1.31%
U-Haul Holding Co.	609	47,155	1.31%
Knight-Swift Transportation Holdings, Inc.	854	46,075	1.28%
The Toro Co.	515	44,635	1.24%
Jacobs Solutions, Inc.	280	36,716	1.02%
American Airlines Group, Inc.	3,234	36,356	1.01%
Bloom Energy Corp.	3,306	34,916	0.97%
Generac Holdings, Inc.	211	33,476	0.93%
Hexcel Corp.	536	33,116	0.92%
CNH Industrial NV	2,821	31,316	0.87%
Global Industrial Co.	805	27,357	0.76%
NEXTracker, Inc.	499	18,718	0.52%
Stanley Black & Decker, Inc.	150	16,558	0.46%

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

Underlying Components	Shares	Value	Weight
Array Technologies, Inc.	2,182	$14,398	0.40%
Custom Truck One Source, Inc.	4,069	14,038	0.39%
Amentum Holdings, Inc.	279	8,999	0.25%
		$3,599,592	100.00%

**	MSDRCASI Basket consists of a portfolio of Common Stocks::

Underlying Components	Shares	Value	Weight
Boyd Gaming Corp.	4,895	$316,493	9.45%
Red Rock Resorts, Inc.	4,577	249,175	7.44%
Wyndham Hotels & Resorts, Inc.	3,107	242,812	7.25%
Mgm Resorts International	6,057	236,783	7.07%
International Game Technology PLC	10,315	219,703	6.56%
Travel + Leisure Co.	4,099	188,891	5.64%
Marriott Vacations Worldwide Corp.	2,511	184,537	5.51%
Vail Resorts, Inc.	884	154,060	4.60%
Portillo's, Inc.	11,263	151,715	4.53%
Marriott International, Inc.	559	138,989	4.15%
Norwegian Cruise Line Holdings Ltd.	6,368	130,616	3.90%
Las Vegas Sands Corp.	2,595	130,616	3.90%
Carnival Corp.	6,832	126,262	3.77%
Bloomin' Brands, Inc.	7,193	118,894	3.55%
Wynn Resorts Ltd.	1,233	118,224	3.53%
Hyatt Hotels Corp.	669	101,813	3.04%
DraftKings, Inc.	2,503	98,129	2.93%
Dine Brands Global, Inc.	2,949	92,101	2.75%
Churchill Downs, Inc.	679	91,766	2.74%
Monarch Casino & Resort, Inc.	1,111	88,082	2.63%
Topgolf Callaway Brands Corp.	7,747	85,068	2.54%
Airbnb, Inc.	665	84,398	2.52%
		$3,349,127	100.00%

***	MSXXBIOH Basket consists of Common Stocks. The largest 50 components are:

Underlying Components	Shares	Value	Weight
Summit Therapeautics, Inc.	5,342	$116,998	1.25%
Biohaven Ltd.	1,817	90,790	0.97%
BioNTech SE	741	87,982	0.94%
Ascendis Pharma A/S	564	84,238	0.90%
ARS Pharmaceuticals, Inc.	5,680	82,366	0.88%
Apogee Therpeutics, Inc.	1,386	81,430	0.87%
Viridian Therpeutics, Inc.	3,538	80,494	0.86%
Nuvalent, Inc.	787	80,494	0.86%
Ardelyx, Inc.	11,547	79,558	0.85%
Arcellx, Inc.	953	79,558	0.85%
ADMA Biologics, Inc.	3,980	79,558	0.85%
PTC Therpeutics, Inc.	2,119	78,622	0.84%

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

Underlying Components	Shares	Value	Weight
BeiGene Ltd.	350	$78,622	0.84%
Vera Therpeutics Inc	1,758	77,686	0.83%
Denali Therpeutics, Inc.	2,667	77,686	0.83%
CareDx, Inc.	2,458	76,750	0.82%
Veracyte, Inc.	2,255	76,750	0.82%
Viking Therapeutics, Inc.	1,212	76,750	0.82%
Twist Bioscience Corp.	1,678	75,814	0.81%
Avidity Biosciences, Inc.	1,651	75,814	0.81%
Exact Sciences Corp.	1,099	74,878	0.80%
Emergent BioSolutions, Inc.	8,743	73,006	0.78%
Alynylam Pharmaceuticals, Inc.	265	73,006	0.78%
TG Therapeutics, Inc.	3,121	73,006	0.78%
Natera, Inc.	568	72,071	0.77%
Protagonist Therapeutics, Inc.	1,602	72,071	0.77%
Rhythm Pharmaceuticals, Inc.	1,376	72,070	0.77%
Recursion Pharmaceuticals, Inc.	10,794	71,135	0.76%
Dyne Therapeutics, Inc.	1,980	71,135	0.76%
Gilead Sciences, Inc.	848	71,135	0.76%
Geron Corp.	15,668	71,135	0.76%
Novavax, Inc.	5,632	71,135	0.76%
Incyte Corp.	1,062	70,199	0.75%
REVOLUTION Medicines, Inc.	1,548	70,199	0.75%
Alkermes PLC	2,508	70,199	0.75%
Janux Therapeutics, Inc.	1,525	69,263	0.74%
CRISPR Therapeutics AG	1,474	69,263	0.74%
Dynavax Technologies Corp.	6,133	68,327	0.73%
AbbVie, Inc.	346	68,327	0.73%
United Therapeutics Corp.	191	68,327	0.73%
Vaxcyte, Inc.	598	68,327	0.73%
Kymera Therapetuics, Inc.	1,444	68,327	0.73%
Exelixis, Inc.	2,633	68,327	0.73%
Beam Therapeutics, Inc.	2,751	67,391	0.72%
Bluepring Medicines Corp.	729	67,391	0.72%
Soleno Therapeutics, Inc.	1,335	67,391	0.72%
Agios Pharmaceuticals, Inc.	1,517	67,391	0.72%
CH oncology, Inc.	1,786	67,391	0.72%
Catalyst Pharmaceuticals, Inc.	3,390	67,391	0.72%
Crinetics Pharmaceuticals, Inc.	1,319	67,391	0.72%
		$3,734,565	39.90%

****	GSUCDHY1 basket consists of a portfolio of Corporate Bonds:

	Principal Amount	Value	Weight
Viking Cruises Ltd. 9.125% 7/15/2031 144A	343,764	$376,363	3.57%
Spirit Aerosystems, Inc. 9.375% 11/30/2029 144A	343,764	373,139	3.54%

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount	Value	Weight
Ncl Corporation Ltd. 7.75% 2/15/2029 144A	343,764	$368,481	3.49%
Royal Caribbean Cruises Ltd. 8.25% 1/15/2029 144A	343,764	364,170	3.45%
Chart Industries, Inc. 7.5% 1/1/2030 144A	343,764	362,722	3.44%
Transdigm, Inc. 6.875% 12/15/2030 144A	343,764	360,450	3.42%
Weatherford International Ltd. 8.625% 4/30/2030 144A	343,764	358,546	3.40%
Bath & Body Works, Inc. 6.75% 7/1/2036	343,764	355,142	3.36%
Emerald Debt Merger Sub LLC 6.625% 12/15/2030 144A	343,764	354,782	3.36%
Rolls-Royce PLC 5.75% 10/15/2027 144A	343,764	354,204	3.36%
Wesco Distribution, Inc. 7.25% 6/15/2028 144A	343,764	352,231	3.34%
Carnival Corp. 6.00% 5/1/2029 144A	343,764	348,745	3.30%
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 144A	343,764	347,583	3.29%
Transocean, Inc. 8.00% 2/1/2027 144A	343,764	343,902	3.26%
Wynn Las Vegas LLC 5.25% 5/15/2027 144A	343,764	343,736	3.26%
Aramark Services, Inc. 5.00% 2/1/2028 144A	343,764	342,368	3.24%
Petsmart LLC 7.75% 2/15/2029 144A	343,764	339,859	3.22%
Mgm Resorts International 4.75% 10/15/2028	343,764	337,047	3.19%
Gfl Environmental, Inc. 4.75% 6/15/2029 144A	343,764	335,747	3.18%
Imola Merger Corp. 4.75% 5/15/2029 144A	343,764	335,682	3.18%
Yum! Brands, Inc. 4.625% 1/31/2032	343,764	330,041	3.13%
Asbury Automotive Group, Inc. 4.625% 11/15/2029 144A	343,764	328,690	3.11%
Sensata Technologies BV 4.00% 4/15/2029 144A	343,764	327,782	3.11%
Las Vegas Sands Corp. 3.90% 8/8/2029	343,764	327,428	3.10%
Fertitta Entertainment LLC 6.75% 1/15/2030 144A	343,764	320,182	3.03%
Builders Firstsource, Inc. 4.25% 2/1/2032 144A	343,764	318,291	3.02%
1011778 B.C. Unlimited Liability Co. 4.00% 10/15/2030 144A	343,764	317,562	3.01%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 144A	343,764	310,642	2.94%
Standard Building Solutions, Inc. 3.375% 1/15/2031 144A	343,764	306,469	2.90%
Ardagh Metal Packaging Finance USA LLC 4.00% 9/1/2029 144A	343,764	306,287	2.90%
Ball Corp. 3.125% 9/15/2031	343,764	305,964	2.90%
		$10,554,237	100.00%

*****	GSCBDNYB Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Valley National Bancorp	116,591	$1,056,311	45.35%
Dime Community Bancshares, Inc.	12,601	362,896	15.58%
Metropolitan Bank Holding Corp.	5,440	286,031	12.28%
Amalgamated Financial Corp.	6,230	195,424	8.39%
Northfield Bancorp, Inc.	10,000	115,996	4.98%
The First of Long Island Corp.	8,325	107,145	4.60%
Flushing Financial Corp.	7,317	106,679	4.58%
Peapack-Gladstone Financial Corp.	3,008	82,455	3.54%
Bankwell Financial Group, Inc.	544	16,305	0.70%
		$2,329,242	100.00%

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2024 (unaudited)

******	GSCNNED3 Basket consists of a portfolio of Common Stocks:

Underlying Components	Shares	Value	Weight
Dun & Bradstreet Holdings, Inc.	293,208	$3,374,821	50.80%
Alight, Inc.	292,218	2,162,410	32.55%
Dayforce, Inc.	11,128	681,608	10.26%
Paysafe Ltd.	18,926	424,510	6.39%
		$6,643,349	100.00%